Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Member] | Zhuhai City Nengdong Technolgogy Optical Materials Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.20%	19.30%
Accounts Receivable [Member] | Yunnan Dexin Zhiye Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		18.30%
Accounts Receivable [Member] | Celplast Metallized Products Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.90%
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.90%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.30%	52.00%	60.00%
Raw Materials [Member] | Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.30%	12.80%	11.40%